Victory Value Fund Expense Example - Victory Value Fund	Apr. 30, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	$ 1,107